JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	12	3,570

Airlines — 0.6%
Delta Air Lines, Inc.	36	1,013
United Airlines Holdings, Inc. * (a)	24	748

		1,761

Auto Components — 0.2%
Lear Corp.	9	691

Banks — 8.5%
Bank of America Corp.	459	9,742
Citigroup, Inc.	164	6,924
Citizens Financial Group, Inc.	79	1,490
Popular, Inc. (Puerto Rico)	30	1,061
Regions Financial Corp.	203	1,824
US Bancorp	43	1,464
Western Alliance Bancorp	40	1,234

		23,739

Biotechnology — 4.8%
AbbVie, Inc.	70	5,311
Amgen, Inc.	19	3,840
Biogen, Inc. *	7	2,341
Gilead Sciences, Inc.	26	1,929

		13,421

Capital Markets — 0.7%
Ameriprise Financial, Inc.	20	2,039

Chemicals — 1.9%
Axalta Coating Systems Ltd. *	73	1,257
CF Industries Holdings, Inc.	68	1,850
DuPont de Nemours, Inc.	25	835
Huntsman Corp.	105	1,518

		5,460

Communications Equipment — 1.0%
Cisco Systems, Inc.	71	2,775

Construction & Engineering — 1.0%
AECOM *	36	1,059
MasTec, Inc. *	52	1,689

		2,748

Consumer Finance — 1.2%
Ally Financial, Inc.	45	646
American Express Co.	23	1,978
Discover Financial Services	17	621

		3,245

Containers & Packaging — 1.6%
Ball Corp.	27	1,727
Berry Global Group, Inc. *	6	202
Crown Holdings, Inc. *	42	2,455

		4,384

Diversified Consumer Services — 0.5%
H&R Block, Inc.	99	1,394

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B *	27	4,900
Voya Financial, Inc.	49	1,987

		6,887

Diversified Telecommunication Services — 4.2%
AT&T, Inc.	132	3,845
Verizon Communications, Inc.	148	7,925

		11,770

Electric Utilities — 6.4%
American Electric Power Co., Inc.	21	1,688
Entergy Corp.	25	2,312
Exelon Corp.	62	2,267
FirstEnergy Corp.	24	974
NextEra Energy, Inc.	6	1,371
NRG Energy, Inc.	83	2,268
OGE Energy Corp.	47	1,453
Southern Co. (The)	105	5,685

		18,018

Energy Equipment & Services — 0.1%
TechnipFMC plc (United Kingdom)	36	242

Entertainment — 1.0%
Electronic Arts, Inc. *	28	2,815

Equity Real Estate Investment Trusts (REITs) — 5.6%
American Tower Corp.	22	4,703
Essex Property Trust, Inc.	10	2,291
Extra Space Storage, Inc.	24	2,337
Invitation Homes, Inc.	107	2,289
Mid-America Apartment Communities, Inc.	7	711
Paramount Group, Inc.	244	2,147
SL Green Realty Corp.	7	306
STORE Capital Corp.	50	911

		15,695

Food & Staples Retailing — 1.8%
Walgreens Boots Alliance, Inc.	45	2,045
Walmart, Inc.	27	3,113

		5,158

Food Products — 2.8%
General Mills, Inc.	49	2,575
Pilgrim’s Pride Corp. *	108	1,959
Tyson Foods, Inc., Class A	58	3,339

		7,873

Health Care Equipment & Supplies — 1.2%
Hologic, Inc. *	47	1,653
Zimmer Biomet Holdings, Inc.	17	1,688

		3,341

Health Care Providers & Services — 4.9%
Anthem, Inc.	11	2,588
Cigna Corp.	12	2,108
DaVita, Inc. *	37	2,807
Humana, Inc.	3	879
McKesson Corp.	14	1,840
UnitedHealth Group, Inc.	14	3,392

		13,614

Hotels, Restaurants & Leisure — 0.8%
Hilton Worldwide Holdings, Inc.	13	853
Starbucks Corp.	20	1,321

		2,174

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 0.9%
DR Horton, Inc.	25	843
PulteGroup, Inc.	74	1,656

		2,499

Household Products — 2.8%
Procter & Gamble Co. (The)	71	7,832

Independent Power and Renewable Electricity Producers — 1.0%
Clearway Energy, Inc.	54	925
Vistra Energy Corp.	123	1,962

		2,887

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	12	1,478

Insurance — 4.5%
Allstate Corp. (The)	62	5,706
Aon plc	12	1,914
Fidelity National Financial, Inc.	69	1,714
MetLife, Inc.	36	1,104
Travelers Cos., Inc. (The)	22	2,186

		12,624

IT Services — 3.0%
KBR, Inc.	72	1,483
Leidos Holdings, Inc.	31	2,841
Mastercard, Inc., Class A	14	3,285
Visa, Inc., Class A	5	854

		8,463

Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	20	2,146

Machinery — 2.3%
Caterpillar, Inc.	25	2,866
Cummins, Inc.	17	2,247
Deere & Co.	11	1,478

		6,591

Media — 3.1%
Altice USA, Inc., Class A *	87	1,937
AMC Networks, Inc., Class A *	31	744
Charter Communications, Inc., Class A *	8	3,665
Nexstar Media Group, Inc., Class A (a)	17	964
Omnicom Group, Inc.	23	1,279

		8,589

Multiline Retail — 1.7%
Dollar General Corp.	10	1,434
Target Corp.	35	3,245

		4,679

Multi-Utilities — 0.2%
Sempra Energy	5	520

Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	111	8,069
ConocoPhillips	84	2,599
EOG Resources, Inc.	22	787
HollyFrontier Corp.	12	282
Phillips 66	22	1,164
Valero Energy Corp.	12	540

		13,441

Personal Products — 0.4%
Herbalife Nutrition Ltd. * (a)	43	1,239

Pharmaceuticals — 4.8%
Allergan plc	13	2,356
Bristol-Myers Squibb Co.	97	5,412
Jazz Pharmaceuticals plc *	12	1,167
Johnson & Johnson	28	3,606
Mylan NV *	54	799

		13,340

Professional Services — 0.9%
FTI Consulting, Inc. *	20	2,407

Road & Rail — 1.3%
CSX Corp.	64	3,650

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	23	1,058
Intel Corp.	42	2,278
Lam Research Corp.	20	4,728
NXP Semiconductors NV (Netherlands)	17	1,410
QUALCOMM, Inc.	35	2,375

		11,849

Software — 1.5%
Oracle Corp.	87	4,210

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	7	1,729

Tobacco — 1.9%
Altria Group, Inc.	136	5,271

Trading Companies & Distributors — 0.5%
United Rentals, Inc. *	13	1,317

TOTAL COMMON STOCKS (Cost $294,546)		269,575

	No. of Rights (000)
RIGHTS — 0.0% (b)
Pharmaceuticals — 0.0% (b)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $30)	14	54

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (c) (d)	3	4
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (c) (d)	2,192	2,192

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $2,196)		2,196

Total Investments — 97.1% (Cost $296,772)		271,825
Other Assets Less Liabilities — 2.9%		8,152

Net Assets — 100.0%		279,977

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $2,133,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	49	06/2020	USD	6,303	103

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$271,825	$—	$—	$271,825

Appreciation in Other Financial Instruments
Futures Contracts (a)	$103	$—	$—	$103

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares (a)	$23,318	$236,563	$259,889	$8		$—	$—	—	$385	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	—	5,000	4,996	—	(c)	—	4	3	29	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	—	54,117	51,925	—		—	2,192	2,192	46	—

Total	$23,318	$295,680	$316,810	$8		$—	$2,196		$460	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2020.

(c)	Amount rounds to less than one thousand.